Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee Benefit Plan
NOTE 12 – EMPLOYEE BENEFIT PLAN
The Company sponsors a defined contribution plan for its employees in the United States. This plan is qualified under Section 401(k) of the U.S. tax code. Currently, the Company does not match any employee contributions and no expense was recorded in the consolidated statements of net loss and comprehensive loss for the years ended December 31, 2021 and 2020, respectively.